Quarterly Holdings Report
for

Fidelity Freedom® 2030 Fund

June 30, 2020

F30-QTLY-0820
1.818370.115

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.14% to 0.17% 8/27/20 to 9/10/20 (a)
(Cost $36,230,394)	36,240,000	36,231,054
	Shares	Value

Domestic Equity Funds - 38.4%
Fidelity Series All-Sector Equity Fund (b)	48,494,121	$468,938,151
Fidelity Series Blue Chip Growth Fund (b)	51,423,479	922,022,986
Fidelity Series Commodity Strategy Fund (b)	208,053,121	798,923,986
Fidelity Series Growth Company Fund (b)	88,854,026	1,974,336,454
Fidelity Series Intrinsic Opportunities Fund (b)	127,703,117	1,914,269,721
Fidelity Series Large Cap Stock Fund (b)	118,110,167	1,661,810,052
Fidelity Series Large Cap Value Index Fund (b)	45,903,908	504,483,947
Fidelity Series Opportunistic Insights Fund (b)	51,860,700	998,837,089
Fidelity Series Small Cap Discovery Fund (b)	21,004,982	206,899,077
Fidelity Series Small Cap Opportunities Fund (b)	54,694,473	668,913,406
Fidelity Series Stock Selector Large Cap Value Fund (b)	123,559,272	1,285,016,428
Fidelity Series Value Discovery Fund (b)	83,518,519	977,166,675
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,933,047,056)		12,381,617,972

International Equity Funds - 31.3%
Fidelity Series Canada Fund (b)	56,929,554	543,107,941
Fidelity Series Emerging Markets Fund (b)	46,385,964	396,599,996
Fidelity Series Emerging Markets Opportunities Fund (b)	188,419,750	3,612,006,611
Fidelity Series International Growth Fund (b)	98,644,560	1,690,767,758
Fidelity Series International Small Cap Fund (b)	30,691,173	490,444,951
Fidelity Series International Value Fund (b)	201,078,992	1,691,074,323
Fidelity Series Overseas Fund (b)	163,227,253	1,684,505,252
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $8,988,337,588)		10,108,506,832

Bond Funds - 29.1%
Fidelity Series Emerging Markets Debt Fund (b)	22,015,629	197,480,192
Fidelity Series Floating Rate High Income Fund (b)	4,215,629	36,338,720
Fidelity Series High Income Fund (b)	25,195,421	222,475,567
Fidelity Series Inflation-Protected Bond Index Fund (b)	167,897,489	1,754,528,760
Fidelity Series International Credit Fund (b)	1,677,437	17,176,951
Fidelity Series Investment Grade Bond Fund (b)	520,038,748	6,308,070,011
Fidelity Series Long-Term Treasury Bond Index Fund (b)	69,942,708	726,704,736
Fidelity Series Real Estate Income Fund (b)	13,562,157	131,010,440
TOTAL BOND FUNDS
(Cost $8,828,457,924)		9,393,785,377

Short-Term Funds - 1.1%
Fidelity Cash Central Fund 0.12% (c)	61,716,444	61,728,788
Fidelity Series Government Money Market Fund 0.25% (b)(d)	232,858,378	232,858,378
Fidelity Series Short-Term Credit Fund (b)	5,418,379	55,375,833
TOTAL SHORT-TERM FUNDS
(Cost $348,093,330)		349,962,999
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $28,134,166,292)		32,270,104,234
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,478,475)
NET ASSETS - 100%		$32,265,625,759

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	477	Sept. 2020	$42,414,840	$469,949	$469,949
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	324	Sept. 2020	15,968,340	(12,228)	(12,228)

TOTAL PURCHASED					457,721

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,417	Sept. 2020	218,940,670	(6,178,630)	(6,178,630)
TOTAL FUTURES CONTRACTS					$(5,720,909)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.7%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $24,043,062.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$33,010
Total	$33,010

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$393,967,790	$919,297	$16,627,381	$--	$(3,465,721)	$94,144,166	$468,938,151
Fidelity Series Blue Chip Growth Fund	716,855,106	1,541,667	65,017,736	--	21,983,856	246,660,093	922,022,986
Fidelity Series Canada Fund	411,006,158	68,139,510	2,382,092	--	(422,054)	66,766,419	543,107,941
Fidelity Series Commodity Strategy Fund	967,436,715	8,290,750	214,929,347	--	(107,731,521)	145,857,389	798,923,986
Fidelity Series Emerging Markets Debt Fund	178,867,660	3,097,468	4,563,445	2,685,372	121,267	19,957,242	197,480,192
Fidelity Series Emerging Markets Fund	262,115,431	79,117,573	5,320,303	--	171,828	60,515,467	396,599,996
Fidelity Series Emerging Markets Opportunities Fund	2,490,261,251	595,580,502	98,274,451	--	(4,080,026)	628,519,335	3,612,006,611
Fidelity Series Floating Rate High Income Fund	34,443,433	525,323	1,104,058	425,622	(79,462)	2,553,484	36,338,720
Fidelity Series Government Money Market Fund 0.25%	880,988,473	102,382,382	750,512,477	550,608	--	--	232,858,378
Fidelity Series Growth Company Fund	1,488,543,420	3,205,297	116,251,023	--	53,276,511	545,562,249	1,974,336,454
Fidelity Series High Income Fund	209,352,196	3,677,898	5,520,298	3,179,393	(59,045)	15,024,816	222,475,567
Fidelity Series Inflation-Protected Bond Index Fund	1,497,526,674	289,682,628	88,666,822	865,483	643,463	55,342,817	1,754,528,760
Fidelity Series International Credit Fund	15,917,457	118,216	--	118,215	--	1,043,606	17,176,951
Fidelity Series International Growth Fund	1,838,239,891	3,426,280	457,040,709	--	117,289,823	188,852,473	1,690,767,758
Fidelity Series International Small Cap Fund	427,359,835	1,010,962	20,285,972	--	661,113	81,699,013	490,444,951
Fidelity Series International Value Fund	1,593,300,623	30,687,322	208,392,564	--	(44,896,447)	320,375,389	1,691,074,323
Fidelity Series Intrinsic Opportunities Fund	1,664,194,036	3,604,255	48,325,258	--	(6,170,992)	300,967,680	1,914,269,721
Fidelity Series Investment Grade Bond Fund	5,712,460,309	615,045,265	314,878,405	41,353,920	977,011	294,465,831	6,308,070,011
Fidelity Series Large Cap Stock Fund	1,439,947,985	3,388,811	30,188,146	--	(582,500)	249,243,902	1,661,810,052
Fidelity Series Large Cap Value Index Fund	395,293,959	70,311,131	11,164,904	--	(1,514,230)	51,557,991	504,483,947
Fidelity Series Long-Term Treasury Bond Index Fund	717,667,010	94,450,878	67,561,188	15,160,629	11,085,690	(28,937,654)	726,704,736
Fidelity Series Opportunistic Insights Fund	810,250,181	1,834,625	20,245,429	--	3,230,477	203,767,235	998,837,089
Fidelity Series Overseas Fund	1,540,968,330	22,300,176	174,995,260	--	(17,243,292)	313,475,298	1,684,505,252
Fidelity Series Real Estate Income Fund	115,537,176	2,103,070	3,459,489	1,790,570	(600,147)	17,429,830	131,010,440
Fidelity Series Short-Term Credit Fund	53,273,544	443,304	174,856	319,928	(919)	1,834,760	55,375,833
Fidelity Series Small Cap Discovery Fund	160,684,589	1,003,283	4,826,727	568,606	(670,261)	50,708,193	206,899,077
Fidelity Series Small Cap Opportunities Fund	561,149,981	8,492,546	15,396,722	--	(753,809)	115,421,410	668,913,406
Fidelity Series Stock Selector Large Cap Value Fund	1,055,251,278	99,389,125	29,795,044	--	(2,283,464)	162,454,533	1,285,016,428
Fidelity Series Value Discovery Fund	786,111,272	81,157,164	21,581,091	--	(2,868,796)	134,348,126	977,166,675
	$28,418,971,763	$2,194,926,708	$2,797,481,197	$67,018,346	$16,018,353	$4,339,611,093	$32,172,144,392

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.